Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2024

Shares		Value
COMMON STOCKS 94.6%
CONSUMER DISCRETIONARY 5.6%
	DISTRIBUTION/WHOLESALE 4.0%
152,461	Pool Corp.	$61,518,013
	ENTERTAINMENT 1.6%
194,490	Churchill Downs, Inc.	24,068,138
		85,586,151
CONSUMER STAPLES 0.4%
	FOOD 0.4%
46,200	J & J Snack Foods Corp.	6,678,672
FINANCIALS 13.2%
	INSURANCE 6.8%
335,992	American Financial Group, Inc.	45,856,188
664,004	W R Berkley Corp.	58,724,514
		104,580,702
	SOFTWARE 6.4%
32,800	Fiserv, Inc.(1)	5,242,096
66,708	Jack Henry & Associates, Inc.	11,589,181
145,403	MSCI, Inc.	81,491,111
		98,322,388
		202,903,090
HEALTHCARE 18.9%
	ELECTRONICS 1.2%
14,100	Mettler-Toledo International, Inc.(1)	18,771,189
	HEALTHCARE PRODUCTS 9.4%
69,800	IDEXX Laboratories, Inc.(1)	37,687,114
245,100	STERIS PLC	55,103,382
128,616	West Pharmaceutical Services, Inc.	50,894,637
		143,685,133
	HEALTHCARE SERVICES 8.3%
69,700	Chemed Corp.	44,742,521
90,100	ICON PLC(1)	30,269,095
208,000	IQVIA Holdings, Inc.(1)	52,601,120
		127,612,736
		290,069,058
INDUSTRIALS 20.5%
	AEROSPACE/DEFENSE 8.5%
352,093	HEICO Corp.	67,249,763
51,300	TransDigm Group, Inc.	63,181,080
		130,430,843
	BUILDING MATERIALS 4.4%
138,500	Lennox International, Inc.	67,693,260
	COMMERCIAL SERVICES 3.3%
57,193	Cintas Corp.	39,293,307
231,049	Rollins, Inc.	10,690,637
		49,983,944
	ENGINEERING & CONSTRUCTION 0.8%
156,100	Exponent, Inc.	12,907,909
	ENVIRONMENTAL CONTROL 3.5%
311,506	Waste Connections, Inc.	53,582,147
		314,598,103
Shares		Value
COMMON STOCKS 94.6% (continued)
INFORMATION TECHNOLOGY 34.4%
	COMMERCIAL SERVICES 4.8%
155,700	Gartner, Inc.(1)	$74,217,519
	COMPUTERS 2.7%
229,710	CGI, Inc.(1)	25,380,658
57,860	EPAM Systems, Inc.(1)	15,978,618
		41,359,276
	INTERNET 5.3%
320,500	CDW Corp.	81,977,490
	MISCELLANEOUS MANUFACTURERS 2.0%
72,200	Teledyne Technologies, Inc.(1)	30,996,904
	SEMICONDUCTORS 3.7%
84,674	Monolithic Power Systems, Inc.	57,359,861
	SOFTWARE 12.8%
45,400	ANSYS, Inc.(1)	15,761,064
149,600	Cadence Design Systems, Inc.(1)	46,567,488
42,900	Fair Isaac Corp.(1)	53,608,269
19,400	Roper Technologies, Inc.	10,880,296
164,041	Tyler Technologies, Inc.(1)	69,719,065
		196,536,182
	TELECOMMUNICATIONS 3.1%
67,000	Motorola Solutions, Inc.	23,783,660
89,000	Nice Ltd. ADR(1)(2)	23,195,180
		46,978,840
		529,426,072
MATERIALS 0.9%
	PACKAGING & CONTAINERS 0.9%
100,700	AptarGroup, Inc.	14,489,723
REAL ESTATE 0.7%
	REITS 0.7%
172,300	Equity Lifestyle Properties, Inc. REIT	11,096,120
TOTAL COMMON STOCKS (Cost $1,025,033,019)		1,454,846,989
SHORT-TERM INVESTMENTS 5.2%
	MONEY MARKET FUNDS 5.2%
77,219,129	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(3)	77,219,129
2,406,462	State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,406,462
		79,625,591
TOTAL SHORT-TERM INVESTMENTS (Cost $79,625,591)		79,625,591
TOTAL INVESTMENTS IN SECURITIES 99.8% (Cost $1,104,658,610)		$1,534,472,580
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		2,371,673
NET ASSETS(5) 100.0%		$1,536,844,253

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2024, the market value of the securities on loan was $23,172,506.
(3)	Rate reflects 7 day yield as of March 31, 2024.
(4)
Securities with an aggregate market value of
$23,172,506 were out on loan in exchange for
$2,406,462 of cash collateral as of March 31, 2024. The
collateral was invested in a cash collateral reinvestment
vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$1,104,658,610, aggregate gross unrealized appreciation
was $436,860,812, aggregate gross unrealized
depreciation was $7,046,842 and the net unrealized
appreciation was $429,813,970.

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,454,846,989	$—	$—	$1,454,846,989
Short-Term Investments	79,625,591	—	—	79,625,591
Total Investments in Securities	$1,534,472,580	$—	$—	$1,534,472,580

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2024, there were no Level 3 investments.